Related Party Disclosures	12 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Under Ralcorp's centralized cash management system, cash requirements are provided directly by Ralcorp and cash generated by Post is generally remitted directly to Ralcorp. Transaction systems (e.g. payroll, employee benefits, and accounts payable) used to record and account for cash disbursements are generally provided by Ralcorp. Ralcorp also provides centralized demand planning, order management, billing, credit, and collection services to Post. Transaction systems (e.g. revenues, accounts receivable, and cash application) used to record and account for cash receipts are generally provided by centralized Ralcorp organizations. These Ralcorp systems are generally designed to track assets/liabilities and receipts/payments on a business specific basis.
Net revenues in the accompanying combined statements of operations represent net sales directly attributable to Post. Costs and expenses in the accompanying combined statements of operations represent direct and allocated costs and expenses related to Post. Costs for certain functions and services performed by centralized Ralcorp organizations have been allocated to Post based upon reasonable activity bases (generally volume, revenues, net assets, or a combination as compared to the total of Ralcorp and Post amounts) or other reasonable methods. The combined statements of operations include expense allocations for certain manufacturing, shipping, distribution and administration costs including information systems, procurement, accounting shared services, legal, tax, human resources, payroll, credit and accounts receivable, customer service, and cash management. For the years ended September 30, 2011, 2010, and 2009, total allocated costs were $21.5, $19.6, and $7.6, respectively, which are reported in "Selling, general and administrative expenses."
Certain cereal products of Post are produced in facilities owned by Ralcorp. In addition, Post produces certain products for sale to Ralcorp. The amounts related to these transactions have been included in the accompanying financial statements based upon transfer prices in effect at the time of the individual transactions which were consistent with prices of similar arm's-length transactions. Net sales related to those transactions totaled $10.5, $6.7, and zero in the years ended September 30, 2011, 2010, and 2009, respectively.
Ralcorp maintains all debt obligations on a consolidated basis to fund and manage operations. During the periods presented in these financial statements, Post had no direct debt obligations; however, Ralcorp has followed the policy of applying debt and related interest expense to the operations of Post based upon net debt assumed in the acquisition of Post from Kraft in August 2008 (see Note 12).
On September 29, 2011, Post Foods Canada Corp. issued a promissory note to Western Waffles Corp., an affiliate of Ralcorp, whereby Western Waffles Corp. became indebted to Post Foods Canada Corp. in the amount of $4.0 plus 4.0 Canadian dollars. The promissory note bears interest at the rate of 1% per annum and is payable on demand. At September 30, 2011, the total carrying value of the note receivable was $7.8.
 The combined balance sheets are presented assuming that all intercompany payables or receivables will be treated as adjustments to Ralcorp's investment except the "Receivable from Ralcorp" related to the sale of trade receivables (see Note 8) and the debt discussed above.
Transition and integration costs
Post incurred significant costs related to the August 2008 acquisition by Ralcorp. The costs include transitioning Post into Ralcorp operations, including decoupling the cereal assets of Post from those of other operations of Kraft (the former owner), developing stand-alone Post information systems, developing independent sales, logistics and purchasing functions for Post, and other significant integration undertakings. While a portion of those costs were capitalized, the expense portion was included in the statements of operations as follows:

	Year Ended September 30,
	2011	2010	2009
Cost of goods sold	$—	$1.3	$2.1
Selling, general and administrative expenses	—	6.4	29.5
	$—	$7.7	$31.6

Separation costs
During fiscal year 2011, Post incurred $2.8 of costs preparing for the separation from Ralcorp. The costs primarily consisted of legal and accounting fees, other outside service fees and employee severance and were included in the statement of operations as a component of selling, general and administrative expenses.
Derivative financial instruments and hedging
See Notes 2 and 10 for a discussion of Post's participation in Ralcorp's derivative financial instrument and hedging program.